Exhibit 99.4 Schedule 5

Exception Grades
Run Date - 5/XX/2026 1:XX:41 PM

Marketing ID	SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
751	XXX	XXX	XXX		XXX	XXX	3/XX/2026 8:XX:59 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender requested an exception, which has been approved. As per guidelines, in order to consider rental income from the subject property, the borrower must have a primary residence housing expense. In this case, the borrower is living rent‑free at their primary residence. An exception has been granted to allow the use of rental income from the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 43.12 Guideline Requirement: 3.00 Guidelines Representative FICO: 700 Representative FICO: 780	XXX	Reviewer Comment (2026-03-24): Lender approved exception at origination with compensating factors.			3/XX/2026 11:XX:17 AM	2	B	B	B	B	B	B	B	B	B	B	3/XX/2026	HI	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	Exempt from ATR	No
806	XXX	XXX	XXX		XXX	XXX	4/XX/2026 6:XX:02 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are 2 liens on title and only 1 was paid at closing. Provide verification the $XX lien is paid in full and released.				Reviewer Comment (2026-05-04): Received final title policy with no additional lien. Exception cleared. Buyer Comment (2026-04-30): Title	5/XX/2026 4:XX:58 AM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2026	LA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
841	XXX	XXX	XXX		XXX	XXX	4/XX/2026 5:XX:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for mortgage late in last 12 months. We have a letter of explanation from the borrower explaining the mortgage late. The borrower has had a clean mortgage history since 2020 with the exception of the late in December. The borrower has steady self-employed business and currently has a balance in Business account of 149k. The borrower's primary residence has a low balance and he always pays more each month than required. Borrower provided reserves of47.3 months or $78,809.53 Exception Approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: 54.87 Guideline Requirement: 0.00	XXX	Reviewer Comment (2026-04-23): Waived with compensating factors per lender exception approval at origination.			4/XX/2026 7:XX:35 PM	2	B	B	B	B	B	B	B	B	B	B	4/XX/2026	CO	Investment	Purchase		B	B	B	B			A	A		N/A	No
797	XXX	XXX	XXX		XXX	XXX	4/XX/2026 9:XX:22 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $31,319.12 may be required.	Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $31,319.12 may be required.				Reviewer Comment (2026-04-21): SitusAMC received LE dated 02/26 and 03/08 Buyer Comment (2026-04-20): PFA	4/XX/2026 4:XX:26 AM			1	C	A	C	A	C	A	C	A	C	A	4/XX/2026	PA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No